Background and Summary of Significant Accounting Policies (Details Textual 1)	12 Months Ended
Jun. 30, 2020
Background and Summary of Significant Accounting Policies (Textual)
Estimated useful lives of property and equipment	3 to 20 years
Amortization method	straight-line basis
Estimated useful lives of intangible assets	five years
Payment period of trade and other payables	30 days